Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities [Line Items]
Real estate taxes payable	$ 3,633	$ 3,490	$ 2,678
Advance Rent	4,866	4,304	9,484
Deferred Leasing Commissions	1,900	3,783	3,783
Interest Payable, Current	2,661	3,013	1,716
Redemptions Payable, Current	6,671	2,181
Other liabilities	2,034	3,132
Other liabilities		5,313	3,866
Total	21,765	19,903	21,527
Griffin Capital Essential Asset REIT, Inc. [Member]
Accounts Payable And Accrued Liabilities [Line Items]
Prepaid rent	14,543	16,138
Real estate taxes payable	25,666	21,087
Prepaid rent		16,312	16,799
Real estate taxes payable		21,317	24,585
Interest payable	9,270	7,924	7,606
Interest rate swap liability		0	3,101
Other liabilities	25,455	18,457
Other liabilities		18,580	12,914
Total	$ 74,934	$ 63,606	$ 65,005